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June 14, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Pre-Effective Amendment No. 2 to Registration Statement on Form S-3 for

Brighthouse Life Insurance Company

Brighthouse Shield Level Pay Plus® II Annuity and

Brighthouse Shield Level Pay Plus® II Advisory Annuity (File No. 333-276763)

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 2 (the “Amendment”) to the Company’s registration statement on Form S-3 (the “Registration Statement”) for Brighthouse Shield Level Pay Plus® II Annuity and Brighthouse Shield Level Pay Plus® II Advisory Annuity, individual single premium deferred index-linked separate account annuity contracts (the “Contracts”).

The Amendment is being filed solely to amend Item 16 of Part II thereof and to file a certain exhibit thereto. The Amendment also includes an updated Part II, facing sheet, signature pages, and a certain required exhibit.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 965-8139.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

Attorney at Law

Carlton Fields

cc:    Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc.

Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.

Samantha Rawleigh, Corporate Counsel, Brighthouse Financial, Inc.

Carlton Fields, P.A.

Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.